Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Class K | BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Health Sciences Opportunities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of BlackRock Health Sciences Opportunities Portfolio (“Health Sciences Opportunities” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Health Sciences Opportunities invests at least 80% of its total assets in equity securities, primarily common stock, of companies in health sciences and related industries. The health sciences sector can include companies in health care equipment and supplies, health care providers and services, biotechnology, and pharmaceuticals. Health sciences and related industries can include, but are not limited to, businesses involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that may design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in health sciences or related industries, and may invest in companies located in non-U.S. countries.

The Fund reserves the right to invest up to 20% of its total assets in other types of securities. These may include stocks of companies not associated with health sciences.

		The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer issuers than a diversified fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in health sciences or related industries, and may invest in companies located in non-U.S. countries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in Health Sciences Opportunities, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund.

  Concentration Risk — The Fund's strategy of concentrating in health sciences and related companies means that its performance will be closely tied to the performance of a particular market segment. The Fund's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund's investments.

  Geographic Concentration Risk — From time to time, the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

  Healthcare-Related Securities Risk — Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

  Small Cap Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Class K Shares do not have a full calendar year of operations as of the date of this prospectus. As a result, the chart and the table give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares are invested in the same portfolio of securities and performance would differ only to the extent that Institutional Shares and Class K Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares. The table compares the Fund’s performance to that of the Russell 3000® Health Care Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class K Shares do not have a full calendar year of operations as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares ANNUAL TOTAL RETURNS BlackRock Health Sciences Opportunities Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 17.62% (quarter ended March 31, 2013) and the lowest return for a quarter was -13.91% (quarter ended December 31, 2008).
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class K Shares do not have a full calendar year of operations as of the date of this prospectus. As a result, the chart and the table give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/16 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class K | BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.83%	[1]
1 Year	rr_ExpenseExampleYear01	$ 85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	$ 1,025
Class K | BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	20.74%
2008	rr_AnnualReturn2008	(19.05%)
2009	rr_AnnualReturn2009	27.69%
2010	rr_AnnualReturn2010	7.50%
2011	rr_AnnualReturn2011	6.24%
2012	rr_AnnualReturn2012	18.77%
2013	rr_AnnualReturn2013	44.56%
2014	rr_AnnualReturn2014	29.23%
2015	rr_AnnualReturn2015	11.31%
2016	rr_AnnualReturn2016	(5.79%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.91%)
1 Year	rr_AverageAnnualReturnYear01	(5.79%)
5 Years	rr_AverageAnnualReturnYear05	18.40%
10 Years	rr_AverageAnnualReturnYear10	12.74%
Class K | BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.30%)
5 Years	rr_AverageAnnualReturnYear05	15.94%
10 Years	rr_AverageAnnualReturnYear10	11.05%
Class K | BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.86%)
5 Years	rr_AverageAnnualReturnYear05	14.26%
10 Years	rr_AverageAnnualReturnYear10	10.10%
Class K | BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO | Russell 3000® Health Care Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.33%)
5 Years	rr_AverageAnnualReturnYear05	17.25%
10 Years	rr_AverageAnnualReturnYear10	10.13%

[1]	As described in the "Management of the Fund" section of the Fund's prospectus beginning on page 24, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive the management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2018. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses